UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 16, 2010

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       45

Form 13F Information Table value total:       $91,004



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen  Asia-Pac Income  COM              003009107       3963  655008SH       SOLE                 0       0 655008
BHP Billiton ADR           SPONSORED ADR    05545E209        436    8472SH       SOLE                 0       0   8472
Blackrock Invt Qlty Muni   COM              09247D105        194   13536SH       SOLE                 0       0  13536
Canadian Nat'l Railway     COM              136375102        411    7161SH       SOLE                 0       0   7161
Caterpillar, Inc.          COM              149123101        410    6823SH       SOLE                 0       0   6823
Chevron Corporation        COM              166764100        602    8875SH       SOLE                 0       0   8875
Church & Dwight Co Inc     COM              171340102        603    9611SH       SOLE                 0       0   9611
Cisco Systems, Inc.        COM              17275R102        508   23835SH       SOLE                 0       0  23835
Deere & Company            COM              244199105        353    6344SH       SOLE                 0       0   6344
Eaton Corporation          COM              278058102        325    4960SH       SOLE                 0       0   4960
Eaton Vance                COM              278265103        215    7800SH       SOLE                 0       0   7800
Exxon Mobil Corporation    COM              30231G102        898   15737SH       SOLE                 0       0  15737
Ford Motor Company         COM              345370860        102   10100SH       SOLE                 0       0  10100
Goldman Sachs Group Inc    COM              38141G204        263    2003SH       SOLE                 0       0   2003
H.J. Heinz Company         COM              423074103        645   14914SH       SOLE                 0       0  14914
Hewlett-Packard Company    COM              428236103        791   18273SH       SOLE                 0       0  18273
iShares MSCI EAFE Index    MSCI EAFE IDX    464287465       6735  144810SH       SOLE                 0       0 144810
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT   464287234       309582934.74SH       SOLE                 0       082934.7
iShares MSCI Pac Ex Japan  MSCI PAC J IDX   464286665       4048  113255SH       SOLE                 0       0 113255
iShares S&P Global Telecom S&P GBL TELCM    464287275        345    7213SH       SOLE                 0       0   7213
iShares S&P Global Timber  S&P GTFIDX ETF   464288174       2251   60498SH       SOLE                 0       0  60498
iShares Tr S&P Latin AmericS&P LTN AM 40    464287390       296571588.95SH       SOLE                 0       071588.9
J.P. Morgan Chase & Co.    COM              46625H100        55615181.45SH       SOLE                 0       015181.5
L-3 Communications Hldgs   COM              502424104        336    4745SH       SOLE                 0       0   4745
Lab Corp of America        COM              50540R409        702    9322SH       SOLE                 0       0   9322
Netflix Inc                COM              64110L106       1030    9483SH       SOLE                 0       0   9483
NIKE, Inc.                 COM              654106103        718   10634SH       SOLE                 0       0  10634
Plum Creek Timber Co       COM              729251108       2399 69483.7SH       SOLE                 0       069483.7
Potlatch Corporation       COM              737630103       2300   64374SH       SOLE                 0       0  64374
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       7911  207254SH       SOLE                 0       0 207254
Rayonier, Inc.             COM              754907103       2239   50869SH       SOLE                 0       0  50869
Reinsurance Grp Of Amer    COM              759351109        575   12570SH       SOLE                 0       0  12570
Rovi Corporation           COM              779376102       1132   29858SH       SOLE                 0       0  29858
Schlumberger Limited       COM              806857108        59410727.62SH       SOLE                 0       010727.6
Southern Company           COM              842587107        356   10685SH       SOLE                 0       0  10685
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      13166  272312SH       SOLE                 0       0 272312
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       5060  108558SH       SOLE                 0       0 108558
SPDR DJ Wilshire Small Cap JJWS SMALL CAP   78464A813       2055   39803SH       SOLE                 0       0  39803
Target Corporation         COM              87612E106        236    4800SH       SOLE                 0       0   4800
Teva Pharmaceutical ADR    SPONSORED ADR    881624209        612   11779SH       SOLE                 0       0  11779
Thermo Fisher Scientific   COM              883556102        718   14636SH       SOLE                 0       0  14636
Vanguard Total Bond Market TOTAL BND MRKT   921937835       9544  117277SH       SOLE                 0       0 117277
Wal-Mart Stores, Inc.      COM              931142103        520   10814SH       SOLE                 0       0  10814
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       4141  102681SH       SOLE                 0       0 102681
WisdomTree Ex-Jap Equity   PAC EX-JAP ETF   97717W810       3948   84533SH       SOLE                 0       0  84533